Commitments and Contingencies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Commitments and Contingencies
Summary of components of lease expense

	For the Years Ended
	December 31,
	2020	2019
Operating Lease Cost:
Fixed lease cost	$179,246	$88,002

Summary of supplemental balance sheet information related to leases

Supplemental balance sheet information related to leases was as follows:

	As of September 30, 2021	As of December 31, 2020
Operating lease ROU asset:
Other assets	$502,697	$579,535

Operating lease liability:
Other current liabilities	$121,589	$108,971
Other long-term liabilities	437,749	530,597
Total operating lease liability	$559,338	$639,568

Supplemental balance sheet information related to leases was as follows:

	As of December 31, 2020	As of December 31, 2019
Operating lease ROU asset:
Other assets	$579,535	$672,246

Operating lease liability:
Other current liabilities	$108,971	$96,104
Other long-term liabilities	530,597	639,568
Total operating lease liability	$639,568	$735,672

Summary of supplemental lease term and discount rate information related to leases

Supplemental lease term and discount rate information related to leases was as follows:

	As of September 30, 2021	As of December 31, 2020
Weighted-average remaining lease terms - operating leases	3.9 years	4.7 years
Weighted-average discount rate - operating leases	12.6%	12.6%

Supplemental lease term and discount rate information related to leases was as follows:

	As of December 31, 2020	As of December 31, 2019
Weighted-average remaining lease terms - operating leases	4.7 years	5.7 years
Weighted-average discount rate - operating leases	12.6%	12.6%

Summary of supplemental cash flow information related to leases

Supplemental cash flow information related to leases was as follows:

	For the Three Months		For the Nine Months
	Ended September 30,		Ended September 30,
	2021	2020	2021	2020
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$45,942	$45,660	$137,826	$136,979

Supplemental cash flow information related to leases was as follows:

	For the Years Ended
	December 31,
	2020	2019
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$182,639	$92,068

Right-of-use assets obtained in exchange for lease obligations:
Operating leases	$—	$698,127

Summary of future minimum lease payments under non-cancelable leases

Future minimum lease payments under non-cancelable leases as of September 30, 2021, were as follows:

Lease Liability Maturity Analysis	Operating Leases
2021 (remaining 3 months)	46,413
2022	187,739
2023	189,374
2024	155,242
2025	81,107
Thereafter	82,326
Total lease payments	742,201
Less: Imputed Interest	(182,863)
Total	$559,338

Future minimum lease payments under non-cancelable leases as of December 31, 2020 were as follows:

Lease Liability Maturity Analysis	Operating Leases
2021	184,239
2022	187,739
2023	189,374
2024	155,242
Thereafter	163,432
Total lease payments	880,026
Less: Imputed Interest	(240,458)
Total	$639,568